Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Computation of Basic and Diluted Net Income Per Share

	For the year ended December 31,
	2011	2012	2013
Numerator:
Net income attributable to Changyou.com Limited	$245,456	$282,400	$268,642
Numerator for basic earnings per share	245,456	282,400	268,642
Numerator for diluted earnings per share	245,456	282,400	268,642
Denominator:
Weighted average number of ordinary shares outstanding—basic	104,854	105,656	106,252
Incremental shares from treasury share method—restricted share units	1,746	1,136	424

Weighted average number of ordinary shares outstanding—diluted	106,600	106,792	106,676

Basic net income per share	$2.34	$2.67	$2.53
Diluted net income per share	$2.30	$2.64	$2.52